Accounts Receivable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 23,790,658	$ 25,041,576
Less: allowance for doubtful accounts	(13,785,707)	(2,379,982)
Total	$ 10,004,951	$ 22,661,594